Accrued Expenses	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued Expenses

Accrued Expenses are comprised of the following:

	2019	2018
Rent	52,000	-
License Fee	50,000	-
Research & Development	1,675,000	585,000
Professional Fees	95,000	162,000
Consulting and Advisory Services	161,000	161,000
Board of Directors Service Costs	101,000	94,000
Payroll and Benefits	245,000	21,000
Accrued Expenses	2,379,000	1,023,000